Stock-based Compensation Plans and Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock-based Compensation Plans And Awards Tables
Stock Options activity
	Options Outstanding
	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Balance as of January 1, 2015	3,663,095	$0.69	7.7
Granted	150,000	$0.69
Cancelled/Forfeited	(26,370)	$1.00
Exercised	-
Repurchased	-
Balance as of March 31, 2015	3,786,725	$0.64	8.1
Exercisable March 31, 2015	1,671,975	$0.42

Option activity during the years ended December 31, 2014 and 2013 was as follows:

	Options Outstanding
	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Balance as of January 1, 2013	1,251,633	$0.17	6.3
Granted	126,948	$0.71
Cancelled/Forfeited	(28,662)	$0.04
Repurchased	(10,191)	$0.35
Balance as of December 31, 2013	1,339,728	$0.22	6.0
Exercisable December 31, 2013	886,545	$0.22
Granted	2,657,921	$1.00
Cancelled/Forfeited	(325,000)	$1.00
Exercised	(9,554)	$0.04
Balance as of December 31, 2014	3,663,095	$0.69	7.7
Exercisable December 31, 2014	1,165,783	$0.28

Stock options outstanding and exercisable

Summary information regarding the options outstanding and exercisable at December 31, 2014 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price

$ .04 -.60	1,223,938	7.32	0.05	934,546	0.06

.61– 1.20	2,380,889	9.12	1.00	172,968	0.97

1.21– 1.77	58,268	5.01	1.77	58,269	1.77
	3,663,095			1,165,783

Fair value of stock option
	Three Months Ended March 31, 2015
Exercise Price	0.69
Expected life (years)	6.00
Risk-free interest rate	1.40%
Expected volatility	65.30%
Expected dividend yield	0	0%

	Fiscal Year Ended December 31,
	2014	2013
Exercise Price	1.00	0.43
Expected life (years)	6.11	6.40
Risk-free interest rate	1.62%	1.30%
Expected volatility	67.39%	71.98%
Expected dividend yield	0%	0%